LONG-TERM DEBT AND REDEEMABLE PREFERRED SHARES - Successor Redeemable Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		10 Months Ended	12 Months Ended
	Nov. 09, 2021	Nov. 08, 2021	Dec. 31, 2021	Dec. 31, 2019
Debt Instrument [Line Items]
Dividend percentage	6.50%
Preferred dividend, paid in cash percentage	40.00%
Preferred dividend, paid in kind percentage	60.00%
Period of dividend payment after annual meeting	3 days
Preferred dividends paid in arrears			$ 900
Dividends		$ 60,000		$ 12,360
Mandatorily Redeemable Preferred Stock
Debt Instrument [Line Items]
Mandatory redeemable shares amount	$ 100,000
SK Holdings Ordinary Shares Exchange
Debt Instrument [Line Items]
Number of shares issued in conversion (in shares)	10,000,000
Preferred stock conversion price (in usd per share)	$ 10
6.50% Redeemable Preferred Shares
Debt Instrument [Line Items]
Period following latest maturity date	6 months
Period following issuance of 6.50% redeemable preferred shares	9 years
Additional increase to interest rate	10.00%
Liquidation preference	$ 100,000
Redemption price			100,900
6.50% Redeemable Preferred Shares | Interest Expense
Debt Instrument [Line Items]
Dividends			$ 900